Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026		Sep. 30, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ 4,573,068		¥ 4,171,783
Total other comprehensive income (loss)	(32,115)		217,046
Ending Balance	5,171,623		4,521,858
Net unrealized gains (losses) on investment in securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(618,351)		(403,914)
Net unrealized gains (losses)	(103,812)		(83,351)
Reclassification adjustment included in net income, net of tax	(8,207)		(4,714)
Total other comprehensive income (loss)	(112,019)		(88,065)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(6)		(6)
Ending Balance	(730,364)	[1]	(491,973)	[2]
Impact of changes in policy liability discount rate
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	715,382		416,124
Net unrealized gains (losses)	83,880		311,459
Total other comprehensive income (loss)	83,880		311,459
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	799,262	[1]	727,583	[2]
Debt Valuation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	242		49
Net unrealized gains (losses)	34		192
Reclassification adjustment included in net income, net of tax	(4)		(4)
Total other comprehensive income (loss)	30		188
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	272	[1]	237	[2]
Defined benefit pension plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	31,953		14,791
Net unrealized gains (losses)	9,055		5,716
Reclassification adjustment included in net income, net of tax	(377)		(171)
Total other comprehensive income (loss)	8,678		5,545
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(12)		(3)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	40,643	[1]	20,339	[2]
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	469,262		304,657
Net unrealized gains (losses)	(18,250)		1,701
Reclassification adjustment included in net income, net of tax	2,158		(6,689)
Total other comprehensive income (loss)	(16,092)		(4,988)
Transaction with noncontrolling interests	0		28
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(145)		(614)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(822)		402
Ending Balance	454,137	[1]	299,909	[2]
Net unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	6,622		9,591
Net unrealized gains (losses)	(1,726)		(3,585)
Reclassification adjustment included in net income, net of tax	5,134		(3,508)
Total other comprehensive income (loss)	3,408		(7,093)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	100		(31)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0		0
Ending Balance	9,930	[1]	2,529	[2]
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	605,110		341,298
Total other comprehensive income (loss)	(32,115)		217,046
Transaction with noncontrolling interests	0		28
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(57)		(648)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	(828)		396
Ending Balance	¥ 573,880	[1]	¥ 558,624	[2]

[1]	As of September 30, 2026, net unrealized gains (losses) on investment in securities contained ¥(145) million (net of tax of ¥47 million) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of September 30, 2025, net unrealized gains (losses) on investment in securities contained ¥(186) million (net of tax of ¥28 million ) of net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.